Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					VALUE OF INITIAL
					FIXED $100
			AVERAGE		INVESTMENT
	SUMMARY		SUMMARY	AVERAGE	BASED ON:
	COMPENSATION	COMPENSATION	COMPENSATION	COMPENSATION		PEER GROUP
	TABLE	ACTUALLY	TABLE	ACTUALLY	TOTAL	TOTAL	NET
	TOTAL FOR	PAID TO	TOTAL FOR	PAID TO	SHAREHOLDER	SHAREHOLDER	INCOME	FFO PER
	PEO	PEO	OTHER NEOs	OTHER NEOs	RETURN	RETURN	(IN MILLIONS)	SHARE
YEAR	($)	($)(1)	($)	($)(1)	($)(2)	($)(3)	($)	($)(4)
2025	$2,766,883	$(2,078,088)	$1,637,322	$1,020,041	$7.82	$64.37	$(592.3)	$0.16
2024	$24,801,634	$3,611,063	$5,099,963	$1,394,558	$15.31	$82.08	$(381.4)	$0.53
2023	$8,369,679	$9,129,334	$2,349,969	$2,628,308	$46.18	$78.74	$(170.7)	$0.90
2022	$6,790,340	$(5,665,170)	$1,997,226	$(356,855)	$45.17	$79.22	$(16.5)	$2.02
2021	$10,548,816	$9,505,900	$2,846,242	$2,547,509	$15.31	$82.08	$29.0	$1.99
(1)	Reflects compensation actually paid to our PEO and the average compensation actually paid to our remaining NEOs for each relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year.

For the time-based LTIP units, fair value represents stock price at the end of each fiscal year multiplied by an illiquidity discount due to their post-vesting restrictions and a discount for book-up risk, where applicable.

The methodology used to develop the valuation assumptions as of each applicable measurement date is consistent with those disclosed at the time of grant. The valuation assumptions used to calculate the fair values were updated as of each measurement date and will differ from those disclosed as of the grant date. For market-based awards, the fair values were calculated by a Monte Carlo simulation model as of the applicable measurement dates, which utilizes multiple input variables, including expected volatility of our stock price and other assumptions appropriate for determining fair value, to estimate the probability of satisfying the performance objective established for the award, including the expected volatility of our stock price relative to the applicable comparative index and a risk-free interest rate.

YEAR	PEO	NON-PEO NEOs
2025	Victor J. Coleman	Mark T. Lammas(a), Harout Diramerian, Arthur X. Suazo, Drew Gordon and Andrew L. Wattula
2024	Victor J. Coleman	Mark T. Lammas, Harout Diramerian, Arthur X. Suazo, Steven Jaffe and Drew Gordon
2023	Victor J. Coleman	Mark T. Lammas, Harout Diramerian, Arthur X. Suazo, Steven Jaffe and Kay L. Tidwell
2022	Victor J. Coleman	Mark T. Lammas, Harout Diramerian, Arthur X. Suazo, Steven Jaffe and Kay L. Tidwell
2021	Victor J. Coleman	Mark T. Lammas, Harout Diramerian, Arthur X. Suazo and Steven Jaffe

(a)	Although we have voluntarily included Mark Lammas in the proxy statement as an NEO for the fiscal year ended December 31, 2025, we have excluded him from the calculations applicable to our non-PEO NEOs in the above table for the fiscal year ended December 31, 2025 because he was not a “named executive officer” under SEC regulations.
(2)	Based on a fixed investment of $100 on December 31, 2020 in the Company’s stock assuming reinvestment of dividends on the ex-dividend date.
(3)	Based on a fixed investment of $100 on December 31, 2020 in the Dow Jones U.S. Real Estate Office Index, assuming reinvestment of dividends.
(4)	FFO is a non-GAAP measure. Refer to Appendix A for a definition of FFO and a reconciliation of net income to FFO.

Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

ADJUSTMENTS TO DETERMINE COMPENSATION ACTUALLY PAID FOR PEO	2025
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for 2025	(356,326)
Increase based on ASC 718 Fair Value of Awards Granted during 2025 that Remain Unvested as of 2024 FY End, determined as of 2025 FY End	—
Increase based on ASC 718 Fair Value of Awards Granted during 2025 that Vested during 2025, determined as of Vesting Date	—
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of 2025 FY End, determined based on change in ASC 718 Fair Value from 2024 FY End to 2025 FY End	(665,356)
Increase/deduction for Awards Granted during Prior FY that Vested During 2025, determined based on change in ASC 718 Fair Value from 2024 FY End to Vesting Date	(790,213)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during 2025, determined as of 2024 FY End	(3,033,075)
Total Adjustments	(4,844,970)

ADJUSTMENTS TO DETERMINE COMPENSATION ACTUALLY PAID FOR NON-PEOs (AVERAGE)	2025
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for 2025	(614,685)
Increase based on ASC 718 Fair Value of Awards Granted during 2025 that Remain Unvested as of 2024 FY End, determined as of 2025 FY End	295,397
Increase based on ASC 718 Fair Value of Awards Granted during 2025 that Vested during 2025, determined as of Vesting Date	—
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of 2025 FY End, determined based on change in ASC 718 Fair Value from 2024 FY End to 2025 FY End	(74,557)
Increase/deduction for Awards Granted during Prior FY that Vested During 2025, determined based on change in ASC 718 Fair Value from 2024 FY End to Vesting Date	(104,956)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during 2025, determined as of 2024 FY End	(118,480)
Total Adjustments	(617,281)

Company Selected Measure Name	FFO
Named Executive Officers, Footnote

					VALUE OF INITIAL
					FIXED $100
			AVERAGE		INVESTMENT
	SUMMARY		SUMMARY	AVERAGE	BASED ON:
	COMPENSATION	COMPENSATION	COMPENSATION	COMPENSATION		PEER GROUP
	TABLE	ACTUALLY	TABLE	ACTUALLY	TOTAL	TOTAL	NET
	TOTAL FOR	PAID TO	TOTAL FOR	PAID TO	SHAREHOLDER	SHAREHOLDER	INCOME	FFO PER
	PEO	PEO	OTHER NEOs	OTHER NEOs	RETURN	RETURN	(IN MILLIONS)	SHARE
YEAR	($)	($)(1)	($)	($)(1)	($)(2)	($)(3)	($)	($)(4)
2025	$2,766,883	$(2,078,088)	$1,637,322	$1,020,041	$7.82	$64.37	$(592.3)	$0.16
2024	$24,801,634	$3,611,063	$5,099,963	$1,394,558	$15.31	$82.08	$(381.4)	$0.53
2023	$8,369,679	$9,129,334	$2,349,969	$2,628,308	$46.18	$78.74	$(170.7)	$0.90
2022	$6,790,340	$(5,665,170)	$1,997,226	$(356,855)	$45.17	$79.22	$(16.5)	$2.02
2021	$10,548,816	$9,505,900	$2,846,242	$2,547,509	$15.31	$82.08	$29.0	$1.99
(1)	Reflects compensation actually paid to our PEO and the average compensation actually paid to our remaining NEOs for each relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year.

For the time-based LTIP units, fair value represents stock price at the end of each fiscal year multiplied by an illiquidity discount due to their post-vesting restrictions and a discount for book-up risk, where applicable.

The methodology used to develop the valuation assumptions as of each applicable measurement date is consistent with those disclosed at the time of grant. The valuation assumptions used to calculate the fair values were updated as of each measurement date and will differ from those disclosed as of the grant date. For market-based awards, the fair values were calculated by a Monte Carlo simulation model as of the applicable measurement dates, which utilizes multiple input variables, including expected volatility of our stock price and other assumptions appropriate for determining fair value, to estimate the probability of satisfying the performance objective established for the award, including the expected volatility of our stock price relative to the applicable comparative index and a risk-free interest rate.

YEAR	PEO	NON-PEO NEOs
2025	Victor J. Coleman	Mark T. Lammas(a), Harout Diramerian, Arthur X. Suazo, Drew Gordon and Andrew L. Wattula
2024	Victor J. Coleman	Mark T. Lammas, Harout Diramerian, Arthur X. Suazo, Steven Jaffe and Drew Gordon
2023	Victor J. Coleman	Mark T. Lammas, Harout Diramerian, Arthur X. Suazo, Steven Jaffe and Kay L. Tidwell
2022	Victor J. Coleman	Mark T. Lammas, Harout Diramerian, Arthur X. Suazo, Steven Jaffe and Kay L. Tidwell
2021	Victor J. Coleman	Mark T. Lammas, Harout Diramerian, Arthur X. Suazo and Steven Jaffe

(a)	Although we have voluntarily included Mark Lammas in the proxy statement as an NEO for the fiscal year ended December 31, 2025, we have excluded him from the calculations applicable to our non-PEO NEOs in the above table for the fiscal year ended December 31, 2025 because he was not a “named executive officer” under SEC regulations.

Peer Group Issuers, Footnote
(3)	Based on a fixed investment of $100 on December 31, 2020 in the Dow Jones U.S. Real Estate Office Index, assuming reinvestment of dividends.

PEO Total Compensation Amount	$ 2,766,883	$ 24,801,634	$ 8,369,679	$ 6,790,340	$ 10,548,816
PEO Actually Paid Compensation Amount	$ (2,078,088)	3,611,063	9,129,334	(5,665,170)	9,505,900
Adjustment To PEO Compensation, Footnote

Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

ADJUSTMENTS TO DETERMINE COMPENSATION ACTUALLY PAID FOR PEO	2025
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for 2025	(356,326)
Increase based on ASC 718 Fair Value of Awards Granted during 2025 that Remain Unvested as of 2024 FY End, determined as of 2025 FY End	—
Increase based on ASC 718 Fair Value of Awards Granted during 2025 that Vested during 2025, determined as of Vesting Date	—
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of 2025 FY End, determined based on change in ASC 718 Fair Value from 2024 FY End to 2025 FY End	(665,356)
Increase/deduction for Awards Granted during Prior FY that Vested During 2025, determined based on change in ASC 718 Fair Value from 2024 FY End to Vesting Date	(790,213)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during 2025, determined as of 2024 FY End	(3,033,075)
Total Adjustments	(4,844,970)

Non-PEO NEO Average Total Compensation Amount	$ 1,637,322	5,099,963	2,349,969	1,997,226	2,846,242
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,020,041	1,394,558	2,628,308	(356,855)	2,547,509
Adjustment to Non-PEO NEO Compensation Footnote

Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

ADJUSTMENTS TO DETERMINE COMPENSATION ACTUALLY PAID FOR NON-PEOs (AVERAGE)	2025
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for 2025	(614,685)
Increase based on ASC 718 Fair Value of Awards Granted during 2025 that Remain Unvested as of 2024 FY End, determined as of 2025 FY End	295,397
Increase based on ASC 718 Fair Value of Awards Granted during 2025 that Vested during 2025, determined as of Vesting Date	—
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of 2025 FY End, determined based on change in ASC 718 Fair Value from 2024 FY End to 2025 FY End	(74,557)
Increase/deduction for Awards Granted during Prior FY that Vested During 2025, determined based on change in ASC 718 Fair Value from 2024 FY End to Vesting Date	(104,956)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during 2025, determined as of 2024 FY End	(118,480)
Total Adjustments	(617,281)

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Tabular List of Important Financial Measures

The following is an unranked list of the Company’s financial performance measures we consider most important in linking the compensation actually paid to performance for 2025:

	FFO
	Leasing Volume
	Stock Price
	G&A Expense Reduction
	Balance Sheet Improvement

These performance measures were used in our 2025 short-term incentive (cash bonus) performance measurement framework. For a discussion of these measures, see “2025 Cash Bonus Scorecard” on page 43.

Total Shareholder Return Amount	$ 7.82	15.31	46.18	45.17	15.31
Peer Group Total Shareholder Return Amount	64.37	82.08	78.74	79.22	82.08
Net Income (Loss)	$ (592,300,000)	$ (381,400,000)	$ (170,700,000)	$ (16,500,000)	$ 29,000,000
Company Selected Measure Amount | $ / shares	0.16	0.53	0.9	2.02	1.99
PEO Name	Victor J. Coleman
Measure:: 1
Pay vs Performance Disclosure
Name	FFO
Non-GAAP Measure Description
(4)	FFO is a non-GAAP measure. Refer to Appendix A for a definition of FFO and a reconciliation of net income to FFO.

Measure:: 2
Pay vs Performance Disclosure
Name	Leasing Volume
Measure:: 3
Pay vs Performance Disclosure
Name	Stock Price
Measure:: 4
Pay vs Performance Disclosure
Name	G&A Expense Reduction
Measure:: 5
Pay vs Performance Disclosure
Name	Balance Sheet Improvement
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,844,970)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(356,326)
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(665,356)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(790,213)
PEO | Adjustments For Equity Awards Granted During Prior Year Forfeited
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,033,075)
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(617,281)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(614,685)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	295,397
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(74,557)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(104,956)
Non-PEO NEO | Adjustments For Equity Awards Granted During Prior Year Forfeited
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (118,480)